Pension and other post-retirement benefits - PBO/ABO/Fair value (Details 2) - International - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined benefit pension plans
Defined benefit plan, Disclosure
PBO	SFr 3,325	SFr 2,951	SFr 3,390
ABO	3,294	2,921
Defined benefit pension plans | PBO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,455	1,336
ABO	1,431	1,312
Fair value of plan assets	1,174	989
Defined benefit pension plans | ABO exceeds fair value of plan assets
Defined benefit plan, Disclosure
PBO	1,443	1,325
ABO	1,422	1,304
Fair value of plan assets	1,163	978
Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
PBO	164	160	SFr 173
ABO	SFr 164	SFr 160